Property, Plant and Equipment, Net	12 Months Ended
Dec. 31, 2023
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment, net

(5) Property, Plant and Equipment, net

Property, plant and equipment, net, is comprised of the following:

	As of December 31,
	2022	2023
	RMB	RMB
Building	12,317	15,572
Office equipment, furniture and fixtures	162,573	165,802
Motor vehicles	18,641	19,206
Leasehold improvements	39,993	34,969
Total	233,524	235,549
Less: Accumulated depreciation	(191,945)	(197,530)
Construction in progress	56,880	53,640
	98,459	91,659

No impairment for property, plant and equipment was recorded for the years ended December 31, 2021, 2022 and 2023.